Investments in and Advances to affiliates - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 22, 2011	Mar. 31, 2011	Mar. 31, 2010
Schedule of Equity Method Investments [Line Items]
Honda sold its investment in Hero Honda Motors Ltd. (HHML) with book value	¥ 34,275
Percentage of investment sold in Hero Honda Motors Ltd. (HHML)	26.00%
Proceeds from sales of investments in affiliates	71,073	71,073
Gain on sale of the investment		46,756
Equity in undistributed income of affiliates		379,179	366,592
Licensing Agreements
Schedule of Equity Method Investments [Line Items]
Consideration to be paid in installments	45,000
Net sales and other operating revenue	32,015
Gain on sale of the investment	¥ 46,756